Transactions with Related Parties - Backstop Agreement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Backstop agreement	On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and Shinyo Kannika for a two-year period at the time of their redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Maritime Acquisition has provided a backstop commitment to charter-in the following option vessels: a) Nave Celeste for a two-year period at the time of her redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate and b) Nave Galactic and Nave Quasar for a four-year period at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.
Minimum | Nave Celeste
Related Party Transaction [Line Items]
Charter out rate per day	$ 35
Minimum | Nave Galactic and Nave Quasar
Related Party Transaction [Line Items]
Charter out rate per day	$ 35